Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 182.0
Ending balance	373.3	$ 182.0
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	368.9	406.3
Additions	49.2	3.4
Additions arising on acquisitions	205.7	12.7
Removal of fully amortized assets	(26.0)	(51.9)
Impact of foreign exchange	(5.6)	(1.6)
Ending balance	592.2	368.9
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(186.9)	(186.7)
Amortization	60.0	53.2
Removal of fully amortized assets	26.0	51.9
Impact of foreign exchange	(2.0)	(1.1)
Ending balance	(218.9)	(186.9)
Client Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	161.8
Ending balance	278.2	161.8
Client Relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	325.0	325.3
Additions	0.0	0.0
Additions arising on acquisitions	152.6	9.8
Removal of fully amortized assets	(8.7)	(9.7)
Impact of foreign exchange	(5.7)	(0.4)
Ending balance	463.2	325.0
Client Relationships | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(163.2)	(142.9)
Amortization	32.5	31.6
Removal of fully amortized assets	8.7	9.7
Impact of foreign exchange	(2.0)	(1.6)
Ending balance	(185.0)	(163.2)
Contract Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2.6
Ending balance	47.4	2.6
Contract Backlog | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2.6	13.7
Additions	0.0	0.0
Additions arising on acquisitions	51.5	2.7
Removal of fully amortized assets	(4.1)	(14.3)
Impact of foreign exchange	0.2	0.5
Ending balance	50.2	2.6
Contract Backlog | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0.0	(8.8)
Amortization	6.8	5.0
Removal of fully amortized assets	4.1	14.3
Impact of foreign exchange	0.1	0.5
Ending balance	(2.8)	0.0
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	15.6
Ending balance	43.7	15.6
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	39.3	65.0
Additions	48.5	3.4
Additions arising on acquisitions	0.0	0.0
Removal of fully amortized assets	(13.0)	(27.4)
Impact of foreign exchange	(0.1)	(1.7)
Ending balance	74.7	39.3
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(23.7)	(34.5)
Amortization	20.4	16.6
Removal of fully amortized assets	13.0	27.4
Impact of foreign exchange	(0.1)	0.0
Ending balance	(31.0)	(23.7)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2.0
Ending balance	4.0	2.0
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2.0	2.3
Additions	0.7	0.0
Additions arising on acquisitions	1.6	0.2
Removal of fully amortized assets	(0.2)	(0.5)
Impact of foreign exchange	0.0	0.0
Ending balance	4.1	2.0
Other | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0.0	(0.5)
Amortization	0.3	0.0
Removal of fully amortized assets	0.2	0.5
Impact of foreign exchange	0.0	0.0
Ending balance	$ (0.1)	$ 0.0